Segmented and geographic information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 15,769	$ 13,695
Non-interest income	13,364	11,911
Total revenue	29,133	25,606
Provision for credit losses	2,342	2,001
Amortization and impairment	1,178	1,170
Other non-interest expenses	14,674	13,269
Income (loss) before income taxes	10,939	9,166
Income taxes	2,485	2,012
Net income (loss)	8,454	7,154
Non-controlling interests	25	39
Equity shareholders	8,429	7,115
Average assets	1,104,285	1,005,133
Canada [member]
Disclosure of operating segments [line items]
Net interest income	10,278	9,095
Non-interest income	8,995	8,249
Total revenue	19,273	17,344
Provision for credit losses	1,947	1,375
Amortization and impairment	960	956
Other non-interest expenses	11,130	10,108
Income (loss) before income taxes	5,236	4,905
Income taxes	1,290	1,284
Net income (loss)	3,946	3,621
Equity shareholders	3,946	3,621
Average assets	835,506	750,500
United States [member]
Disclosure of operating segments [line items]
Net interest income	3,080	2,569
Non-interest income	2,852	2,265
Total revenue	5,932	4,834
Provision for credit losses	256	623
Amortization and impairment	140	130
Other non-interest expenses	2,566	2,259
Income (loss) before income taxes	2,970	1,822
Income taxes	754	422
Net income (loss)	2,216	1,400
Equity shareholders	2,216	1,400
Average assets	189,079	177,688
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	2,246	1,865
Non-interest income	480	626
Total revenue	2,726	2,491
Provision for credit losses	29	1
Amortization and impairment	57	64
Other non-interest expenses	624	607
Income (loss) before income taxes	2,016	1,819
Income taxes	232	125
Net income (loss)	1,784	1,694
Non-controlling interests	25	39
Equity shareholders	1,759	1,655
Average assets	55,069	52,862
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	165	166
Non-interest income	1,037	771
Total revenue	1,202	937
Provision for credit losses	110	2
Amortization and impairment	21	20
Other non-interest expenses	354	295
Income (loss) before income taxes	717	620
Income taxes	209	181
Net income (loss)	508	439
Equity shareholders	508	439
Average assets	24,631	24,083
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	9,629	8,592
Non-interest income	2,402	2,350
Total revenue	12,031	10,942
Provision for credit losses	1,764	1,233
Amortization and impairment	231	229
Other non-interest expenses	5,836	5,477
Income (loss) before income taxes	4,200	4,003
Income taxes	1,093	1,098
Net income (loss)	3,107	2,905
Equity shareholders	3,107	2,905
Average assets	339,909	333,793
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	2,960	2,232
Non-interest income	3,942	3,786
Total revenue	6,902	6,018
Provision for credit losses	166	123
Amortization and impairment	2	2
Other non-interest expenses	3,520	3,064
Income (loss) before income taxes	3,214	2,829
Income taxes	873	766
Net income (loss)	2,341	2,063
Equity shareholders	2,341	2,063
Average assets	103,855	95,536
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	2,205	1,906
Non-interest income	1,011	914
Total revenue	3,216	2,820
Provision for credit losses	175	560
Amortization and impairment	106	98
Other non-interest expenses	1,755	1,620
Income (loss) before income taxes	1,180	542
Income taxes	222	42
Net income (loss)	958	500
Equity shareholders	958	500
Average assets	64,415	60,820
Capital markets [Member]
Disclosure of operating segments [line items]
Net interest income	501	303
Non-interest income	5,647	4,497
Total revenue	6,148	4,800
Provision for credit losses	208	84
Amortization and impairment	2	9
Other non-interest expenses	2,853	2,470
Income (loss) before income taxes	3,085	2,237
Income taxes	812	608
Net income (loss)	2,273	1,629
Equity shareholders	2,273	1,629
Average assets	378,541	315,314
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	474	662
Non-interest income	362	364
Total revenue	836	1,026
Provision for credit losses	29	1
Amortization and impairment	837	832
Other non-interest expenses	710	638
Income (loss) before income taxes	(740)	(445)
Income taxes	(515)	(502)
Net income (loss)	(225)	57
Non-controlling interests	25	39
Equity shareholders	(250)	18
Average assets	$ 217,565	$ 199,670